Basis of Presentation and Summary of Material Accounting Policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) USD ($)	Dec. 31, 2023 USD ($) EUR (€)	Dec. 31, 2022 EUR (€) USD ($)
Euro Member Countries, Euro
Foreign Currency Translation
Closing rate | €	1.4928	1.4626	1.4458
Average rate | €	1.4818	1.4597	1.3696
United States of America, Dollars
Foreign Currency Translation
Closing rate | $	1.4389	1.3226	1.3544
Average rate | $	1.3698	1.3497	1.3013